The Gabelli Dividend Growth Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.2%
	Aerospace — 1.7%
1,500	The Boeing Co.†	$382,080

	Agriculture — 0.7%
3,136	Corteva Inc.	146,200

	Automotive: Parts and Accessories — 1.3%
2,000	Aptiv plc†	275,800

	Business Services — 2.6%
8,000	Macquarie Infrastructure Corp.	254,480
1,500	Visa Inc., Cl. A	317,595

		572,075

	Cable and Satellite — 2.2%
5,000	Comcast Corp., Cl. A	270,550
6,000	DISH Network Corp., Cl. A†	217,200

		487,750

	Computer Software and Services — 6.8%
350	Alphabet Inc., Cl. C†	724,021
2,000	Apple Inc.	244,300
1,000	Microsoft Corp.	235,770
900	Palo Alto Networks Inc.†	289,854

		1,493,945

	Consumer Products — 2.6%
5,000	Edgewell Personal Care Co.	198,000
8,000	Energizer Holdings Inc.	379,680

		577,680

	Diversified Industrial — 6.2%
33,000	General Electric Co.	433,290
2,800	Honeywell International Inc.	607,796
5,500	Textron Inc.	308,440

		1,349,526

	Electronics — 1.7%
3,500	Sony Group Corp., ADR	371,035

	Energy — 7.4%
5,000	Avangrid Inc.	249,050
2,500	Chevron Corp.	261,975
4,000	Eversource Energy	346,360
4,000	National Fuel Gas Co.	199,960
3,000	Phillips 66	244,620
8,000	UGI Corp.	328,080

		1,630,045

	Environmental Services — 1.1%
2,400	Republic Services Inc.	238,440

	Financial Services — 18.0%
5,500	American Express Co.	777,920
6,000	American International Group Inc.	277,260
9,000	Bank of America Corp.	348,210
11,000	Citigroup Inc.	800,250
3,000	JPMorgan Chase & Co.	456,690
8,000	Morgan Stanley	621,280
1,000	PayPal Holdings Inc.†.	242,840

Shares		Market Value
1,113	T. Rowe Price Group Inc.	$190,991
1,000	Willis Towers Watson plc	228,880

		3,944,321

	Food and Beverage — 13.7%
5,000	Conagra Brands Inc.	188,000
1,700	Diageo plc, ADR	279,157
14,000	Keurig Dr Pepper Inc.	481,180
8,000	Molson Coors Beverage Co., Cl. B†	409,200
15,500	Mondelēz International Inc., Cl. A	907,215
8,000	Nomad Foods Ltd.†	219,680
12,000	The Hain Celestial Group Inc.†	523,200

		3,007,632

	Health Care — 14.1%
6,000	Bristol-Myers Squibb Co.	378,780
1,100	Cigna Corp.	265,914
2,000	CVS Health Corp.	150,460
4,500	Gilead Sciences Inc.	290,835
2,000	Henry Schein Inc.†	138,480
2,600	Medtronic plc	307,138
13,200	Merck & Co. Inc.	1,017,588
4,000	Patterson Cos. Inc.	127,800
11,000	Pfizer Inc.	398,530
744	Viatris Inc.†	10,393

		3,085,918

	Hotels and Gaming — 1.7%
10,000	MGM Resorts International	379,900

	Machinery — 2.0%
2,700	The Timken Co.	219,159
2,000	Xylem Inc.	210,360

		429,519

	Metals and Mining — 1.6%
6,000	Newmont Corp.	361,620

	Retail — 1.0%
6,000	The Kroger Co.	215,940

	Semiconductors — 1.0%
1,100	NXP Semiconductors NV	221,474

	Specialty Chemicals — 5.9%
10,500	DuPont de Nemours Inc.	811,440
3,500	International Flavors & Fragrances Inc.	488,635

		1,300,075

	Telecommunications — 1.9%
3,300	T-Mobile US Inc.†	413,457

	TOTAL COMMON STOCKS	20,884,432

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.8%
	U.S. Cash Management Bill — 0.6%
$135,000	0.010††, 05/04/21	$134,999

	U.S. Treasury Bills — 4.2%
910,000	0.002% to 0.100%†††, 04/08/21 to 07/01/21	909,985

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,044,984

	TOTAL INVESTMENTS — 100.0%
	(Cost $15,315,426)	$21,929,416

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

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